TRANSITION EXPENSES	9 Months Ended
Sep. 30, 2021
Transition Expenses
TRANSITION EXPENSES

19.	TRANSITION EXPENSES

These expenses are primarily related to the Rutherford, NJ lab closing and subsequent move to North Carolina, as well as other cost-saving initiatives, primarily reductions in headcount as well as certain lergal expenses. The following is a roll forward of the transition expenses liabilities:

		Facilities/
	Personnel	Infrastructure	Legal	Total
	(unaudited)
Balance at December 31, 2020	$885	$269	$-	$1,154
Transition expenses	1,044	925	505	2,474
Payments	(1,929)	(1,164)	(269)	(3,362)
Balance at September 30, 2021	$-	$30	$236	$266